Selected Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

As of June 30, 2023 and December 31, 2022, accrued expenses and other current liabilities were comprised of the following (in thousands):

	June 30, 2023	December 31, 2022
Accrued compensation(1)	$4,890	$4,070
Accrued vendor and other expenses	2,005	1,277
Accrued expenses and other current liabilities	$6,895	$5,347

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).

As of December 31, 2022 and 2021, accrued expenses and other current liabilities were comprised of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued compensation(1)	$4,070	$2,446
Accrued vendor and other expenses	1,277	1,060
Accrued expenses and other current liabilities	$5,347	$3,506

(1)	Includes deferred compensation for certain executives and deferred board fees for one director.